Note 16 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 154,654	$ 144,643	$ 157,249
Interest paid	$ 43,032	$ 31,524	$ 22,786